Consolidated Statements of Comprehensive (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 255,397	$ 223,476	$ 215,925
Time charter, voyage and logistics business expenses	(68,726)	(69,040)	(62,997)
Direct vessel expenses	(76,394)	(64,597)	(52,706)
General and administrative expenses	(19,772)	(17,042)	(16,859)
Depreciation and amortization	(31,713)	(31,655)	(28,939)
Allowance for credit losses	(320)	(391)	(541)
Interest income	878	230	209
Interest expense and finance cost	(64,680)	(65,399)	(49,166)
Impairment loss/ loss on sale of vessels	(3,195)	(21,966)	0
Loss on bond and debt extinguishment	0	0	(4,157)
Non-operating other finance cost	(24,000)	0	0
Other income	3,790	4,100	5,694
Other expense	(6,610)	(5,531)	(5,764)
(Loss)/income before equity in net (losses)/earnings of affiliate companies	(35,345)	(47,815)	699
Equity in net (losses)/earnings of affiliate companies	(25,815)	69,275	(1,293)
(Loss)/income before taxes	(61,160)	21,460	(594)
Income tax benefit/(expense)	323	(4,717)	(1,865)
Net (loss)/income from continuing operations	(60,837)	16,743	(2,459)
Net income/(loss) from discontinued operations (including gain from sale of $169,631 in 2022)	146,106	75,158	(186,146)
Net income/(loss)	85,269	91,901	(188,605)
Less: Net loss/(income) attributable to the noncontrolling interest	2,037	24,785	(4,356)
Net income/(loss) attributable to Navios Holdings	87,306	116,686	(192,961)
Net income/(loss) attributable to Navios Holdings from continuing and discontinued operations:
(Loss)/income attributable to Navios Holdings, basic and diluted from continuing operations	(58,800)	41,528	(6,815)
Income/(loss) attributable to Navios Holdings, basic and diluted from discontinued operations	146,106	75,158	(186,146)
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted	$ 57,083	$ 111,559	$ (197,939)
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$ (1.27)	$ 2.25	$ (0.91)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	3.79	4.65	(14.43)
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders	$ 2.52	$ 6.90	$ (15.35)
Weighted average number of shares, basic	22,653,879	16,168,329	12,896,568
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$ (1.27)	$ 2.20	$ (0.91)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from discontinued operations	3.77	4.54	(14.43)
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders	$ 2.50	$ 6.74	$ (15.35)
Weighted average number of shares, diluted	22,838,129	16,553,011	12,896,568
Total comprehensive income/(loss)	$ 85,269	$ 91,901	$ (188,605)
Comprehensive loss/(income) attributable to noncontrolling interest	2,037	24,785	(4,356)
Total comprehensive income/(loss) attributable to Navios Holdings common stockholders	$ 87,306	$ 116,686	$ (192,961)